Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
13.	Related Party Transactions

CMA CGM is presented as a related party as it was, until the merger referred to in note 1, the parent company of Global Ship Lease, Inc. and at December 31, 2011 is a significant shareholder of the Company, owning Class A and Class B common shares representing a 45% voting interest in the Company.

Amounts due to and from CMA CGM companies are summarized as follows:

	December 31, 2011	December 31, 2010
Current account (below)	$2,597	$1,946

Amounts due to CMA CGM companies presented within liabilities	$2,597	$1,946

Current account (below)	$13,911	$7,341

Amounts due from CMA CGM companies presented within assets	$13,911	$7,341

CMA CGM charters all of the Company's vessels and one of its subsidiaries provides the Company with ship management services. The current account balances at December 31, 2011 and December 31, 2010 relate to amounts payable to or recoverable from CMA CGM group companies.

The Company has experienced continued and, from time to time, increased delays in receiving charterhire from CMA CGM, where between one and four instalments have been outstanding up to the date of these financial statements. Under the charter contracts charterhire is due to be paid every 15 days in advance on the 1st and 16th of each month.

As at December 31, 2011, two periods of charterhire, due on December 1 and December 16, 2011, were outstanding amounting to $13,314. This was received in January 2012. As at close of business on April 12, 2012, the latest practicable date prior to the issuance of these consolidated financial statements, two periods of charterhire, due on March 16 and April 1, 2012, were outstanding amounting to $13,314.

CMA CGM holds all of the Series A preferred shares of the Company. During the year to December 31, 2011, the Company paid CMA CGM dividends on the preferred shares of $1,125 (2010: $1,136, 2009: $2,279 of which $848 related to the year ended December 31, 2008). Dividends on preferred shares are included within interest expense.

Time Charter Agreements

All of the Company's vessels are time chartered to CMA CGM. Under each of the time charters, hire is payable in advance and the daily rate is fixed for the duration of the charter. The charters are for remaining periods as at December 31, 2011 of between one and 14 years (see note 2(a)). All the $1,202,913 future charter hire receivable for the fleet set out in note 14 relates to the 17 ships currently chartered to CMA CGM.

Ship Management Agreement

The Company outsources day to day technical management of its 17 vessels to a ship manager, CMA Ships Limited, a wholly owned subsidiary of CMA CGM. The Company pays CMA Ships Limited an annual management fee of $114 per vessel and reimburses costs incurred on its behalf, mainly being for the provision of crew, lubricating oils and routine maintenance. Such reimbursement is subject to a cap of between $5.4 and $8.8 per day per vessel depending on the vessel. The impact of the cap is determined quarterly and for the fleet as a whole. Ship management fees expensed for the year ended December 31, 2011 amounted to $1,938 (2010: $1,943, 2009: $1,864).

Except for transactions with CMA CGM companies, the Company did not enter into any other related party transactions.